Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments at fair value
Total long-term debt	$ 9,000,000	$ 5,000,000	$ 4,513,503
Book Value
Financial Instruments at fair value
Total long-term debt	9,000,000	5,000,000	4,513,503
Fair Value
Financial Instruments at fair value
Total long-term debt	9,740,228	4,811,410	4,524,746
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 9,740,228	$ 4,811,410	4,512,510
Level 2 | Fair Value
Financial Instruments at fair value
Total long-term debt			$ 12,236